Divestitures and Discontinued Operations (Narrative) (Details) $ in Millions			3 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Feb. 01, 2017 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 employee
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of businesses				$ 1,307	$ 0	$ 241
Gain on sale of assets, net				62	0	149
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Capco Consulting Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of businesses	$ 469
Pre-tax gin on sale of businesses	$ (41)
Ownership percentage by non-controlling interest	60.00%
Pre-tax earnings				14	55	60
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | SunGard Public Sector and Education [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of businesses		$ 500
Pre-tax earnings				3	42	6
Consideration received		850
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | SunGard Public Sector and Education [Member] | Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Pre-tax gin on sale of businesses		$ 85
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Other Nonoperating Income (Expense) [Member] | Gaming Industry Check Warranty Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain on sale of assets, net			$ 139
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Earnings (losses) before taxes				$ 0	$ 2	$ (5)
Number of employees terminated | employee							2,600
Number of active claims | claim				320
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member] | Pending litigation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Court ordered deposits on potential future labor claims				$ 9
Accrued liability for labor claims				$ 9
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member] | Pending litigation [Member] | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Period from termination date employees can file claims							2 years
Capco Consulting Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Ownership percentage	40.00%
Preferred unit dividend rate	12.00%
Equity method investments	$ 172